Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022
Income Taxes [Line Items]
Income tax expense (benefit)	$ 86	$ (152)	$ 250	$ (9)
Income tax expense (benefit) from discontinued operations	$ 38	$ 32	$ 94	132
Hope Gas Inc
Income Taxes [Line Items]
Percentage of equity interests sold					100.00%
Income tax expense (benefit)				$ 90